Commitments (Tables)	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases as of March 31, 2015 and 2014 were as follows:

	March 31, 2015	March 31, 2014
	US$	US$
Payable:
Within one year	349,073	381,394
Over one year but not exceeding two years	342,386	352,290
Over two years but not exceeding three years	342,386	352,290
Over three years but not exceeding four years	342,386	352,290
Over four years but not exceeding five years	342,386	352,290
Over five years	7,989,011	8,572,401

	9,707,628	10,362,955

Schedule of Future Minimum Rentals Receivable under Non-Cancelable Operating Leases

Future minimum rentals receivable under non-cancelable operating leases as of March 31, 2015 and 2014 were as follows:

	March 31, 2015	March 31, 2014
	US$	US$
Receivable:
Within one year	2,965,169	511,923
Over one year but not exceeding two years	2,334,949	—
Over two years but not exceeding three years	2,205,811	—
Over three years but not exceeding four years	2,141,196	—

	9,647,125	511,923